Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $1,259,000.00.
Narrative - Max Aggregate Offering Price	$ 1,259,000.00
Final Prospectus	true